INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
INCOME TAXES (Details Narrative)
Federal net operating loss carry forwards	$ (8,395,599)	$ (7,274,992)
Expire year	2029
Federal tax rate	21.00%	21.00%